This filing lists securities holdings reported on the Form 13F filed on May 15, 2003 pursuant to a request for confidential treatment and for which that request was denied on February 5, 2004.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ x ]; Amendment Number: 1
This Amendment (Check only one.): [   ] is a restatement.
                                  [ x ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1520
         Woodland Hills, CA  91367-7584

13F File Number:  28-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Managing Member
Phone:     (818)456-5220

Signature, Place, and Date of Signing:

     /s/  Michael Kao     Woodland Hills, CA     February 13, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $677,510 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-10433                      Akanthos Arbitrage Master Fund, L.P.


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106      251     2510     PUT  DEFINED 01               2510
AMAZON COM INC                 COM              023135106       48     1000          DEFINED 01               1000
BROCADE COMMUNICATIONS SYS I   NOTE  2.000% 1/0 111621AB4     9135 10500000          DEFINED 01           10500000
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    12500     2500     CALL DEFINED 01               2500
CARNIVAL CORP                  NOTE        10/2 143658AS1    25350 40000000          DEFINED 01           40000000
CEPHALON INC                   NOTE  2.500%12/1 156708AE9    14138 15000000          DEFINED 01           15000000
COMCAST CORP NEW               CL A SPL         20030N200     1482    50000          DEFINED 01              50000
COMCAST HOLDINGS CORP          ZONES CV2% PCS   200300507    10852   325000          DEFINED 01             325000
CONTINENTAL AIRLS INC          CL B             210795308     6000     1200     PUT  DEFINED 01               1200
CONTINENTAL AIRLS INC          NOTE  4.500% 2/0 210795PD6     4063  5000000          DEFINED 01            5000000
ECHOSTAR COMMUNICATIONS NEW    NOTE  4.875% 1/0 278762AD1    77109 75000000          DEFINED 01           75000000
ECHOSTAR COMMUNICATIONS NEW    NOTE  5.750% 5/1 278762AG4     8222  7500000 PRN      DEFINED 01            7500000        0        0
ECHOSTAR COMMUNICATIONS NEW    CL A             278762109     1676    43750          DEFINED 01              43750
GENERAL MTRS CORP              CL H NEW         370442832     5009   350000          DEFINED 01             350000
GENERAL MTRS CORP              DEB SR CONV B    370442733    74730  3250000          DEFINED 01            3250000
GENERAL MTRS CORP              COM              370442105     1760    43000          DEFINED 01              43000
ISIS PHARMACEUTICALS INC DEL   NOTE  5.500% 5/0 464337AC8     2906  3500000          DEFINED 01            3500000
IVAX CORP                      NOTE  5.500% 5/1 465823AD4    10088 10000000          DEFINED 01           10000000
KULICKE & SOFFA INDS INC       NOTE  5.250% 8/1 501242AJ0     4620  5000000          DEFINED 01            5000000
LIBERTY MEDIA CORP             DEB   4.000%11/1 530715AG6    29902 45000000          DEFINED 01           45000000
LUCENT TECHNOLOGIES INC        COM              549463107       54    25000          DEFINED 01              25000
LUCENT TECHNOLOGIES INC        DBCV  2.750% 6/1 549463AG2     1888  2000000          DEFINED 01            2000000
LUCENT TECHNOLOGIES INC        DBCV  2.750% 6/1 549463AG2      472   500000 SH       DEFINED 01             500000        0        0
MEDAREX INC                    NOTE  4.500% 7/0 583916AA9     3724  4500000          DEFINED 01            4500000
MERRILL LYNCH & CO INC         FRNT         3/1 590188A73    46405 45500000          DEFINED 01           45500000
NASDAQ 100 TR                  UNIT SER 1       631100104   100000     2000     PUT  DEFINED 01               2000
NASDAQ 100 TR                  UNIT SER 1       631100104   180000     2000     PUT  DEFINED 01               2000
NATIONAL AUSTRALIA BK LTD      SPONSORED ADR    632525408     1095    10500          DEFINED 01              10500
PACIFICARE HEALTH SYS DEL      COM              695112102      100     1000     PUT  DEFINED 01               1000
PEGASUS COMMUNICATIONS CORP    CL A NEW         705904605        0       17     PUT  DEFINED 01                 17
PMC-SIERRA INC                 NOTE  3.750% 8/1 69344FAB2     2395  2500000          DEFINED 01            2500000
PROVINCE HEALTHCARE CO         NOTE  4.250%10/1 743977AE0     6900  7500000          DEFINED 01            7500000
RADIO ONE INC                  CL D NON VTG     75040P405     2355   164000          DEFINED 01             164000
ROYAL CARIBBEAN CRUISES LTD    NOTE         2/0 780153AK8    17900 40000000          DEFINED 01           40000000
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103       84     3000          DEFINED 01               3000
SANMINA SCI CORP               SDCV         9/1 800907AD9     4963 10000000          DEFINED 01           10000000
SPRINT CORP                    PCS COM SER 1    852061506      401    70000          DEFINED 01              70000
STARWOOD HOTELS&RESORTS WRLD   PAIRED CTF       85590A203      200     2000     PUT  DEFINED 01               2000
STARWOOD HOTELS&RESORTS WRLD   PAIRED CTF       85590A203      150     1500     PUT  DEFINED 01               1500
TENET HEALTHCARE CORP          COM              88033G100       50      500     CALL DEFINED 01                500
TYCO INTL GROUP S A            DBCV  2.750% 1/1 902118BF4     2750  2500000          DEFINED 01            2500000
TYCO INTL LTD NEW              COM              902124106      150     1500     PUT  DEFINED 01               1500
TYCO INTL LTD NEW              COM              902124106      204    10000          DEFINED 01              10000
VITESSE SEMICONDUCTOR CORP     SDCV  4.000% 3/1 928497AB2     4838  5000000          DEFINED 01            5000000
WASHINGTON MUT INC             COM              939322103      591    15000          DEFINED 01              15000